Acquisitions - Schedule of Preliminary Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Apr. 25, 2017	Apr. 13, 2017	Dec. 30, 2016	Apr. 22, 2016	Dec. 14, 2015	Nov. 20, 2015	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Oct. 31, 2015	Oct. 31, 2014
Liabilities:
Goodwill							$ 129,746	$ 84,507	$ 84,595	$ 82,825	$ 82,825
Midwest Automotive Designs [Member]
Assets:
Cash		$ 1
Accounts receivable, net		4,390
Inventories, net		8,960
Other current assets		65
Property, plant and equipment		179
Intangible assets, net		16,548
Total assets acquired		30,143
Liabilities:
Accounts payable		6,601
Accrued warranty		312
Customer advances		898
Other current liabilities		181
Total liabilities assumed		7,992
Net Assets Acquired		22,151
Consideration Paid		35,482
Goodwill		13,331
Midwest Automotive Designs [Member] | Order Customer Relationships [Member]
Assets:
Intangible assets, net		12,900
Midwest Automotive Designs [Member] | Order Backlog [Member]
Assets:
Intangible assets, net		$ 548
Ferrara Fire Apparatus, Inc. [Member]
Assets:
Cash	$ 3,013
Accounts receivable, net	19,042
Inventories, net	38,182
Other current assets	360
Property, plant and equipment	13,898
Intangible assets, net	32,250
Other long-term assets	76
Total assets acquired	106,821
Liabilities:
Accounts payable	17,042
Accrued warranty	2,621
Customer advances	7,740
Deferred income taxes	4,639
Other current liabilities	2,102
Total liabilities assumed	34,144
Net Assets Acquired	72,677
Consideration Paid	100,113
Goodwill	27,436
Ferrara Fire Apparatus, Inc. [Member] | Order Customer Relationships [Member]
Assets:
Intangible assets, net	14,080
Ferrara Fire Apparatus, Inc. [Member] | Order Backlog [Member]
Assets:
Intangible assets, net	3,030
Ferrara Fire Apparatus, Inc. [Member] | Non-compete Agreements [Member]
Assets:
Intangible assets, net	$ 1,530
Renegade R V [Member]
Assets:
Cash			$ 1,597
Accounts receivable, net			2,334
Inventories, net			14,322
Other current assets			131
Property, plant and equipment			892
Intangible assets, net			6,400
Total assets acquired			25,676
Liabilities:
Accounts payable			4,231
Accrued warranty			390
Customer advances			272
Other current liabilities			1,035
Deferred income taxes			524
Other long-term liabilities			65
Total liabilities assumed			6,517
Net Assets Acquired			19,159
Consideration Paid			22,549
Goodwill			3,390
Renegade R V [Member] | Order Customer Relationships [Member]
Assets:
Intangible assets, net			4,100
Renegade R V [Member] | Order Backlog [Member]
Assets:
Intangible assets, net			$ 700
Kovatch Mobile Equipment [Member]
Assets:
Cash				$ 9,490
Accounts receivable, net				11,850
Inventories, net				67,439
Deferred income taxes				1,454
Other current assets				1,580
Property, plant and equipment				15,332
Intangible assets, net				10,950
Other long-term assets				22
Total assets acquired				118,117
Liabilities:
Accounts payable				13,834
Accrued warranty				14,357
Customer advances				43,438
Other current liabilities				9,282
Total liabilities assumed				80,911
Net Assets Acquired				37,206
Consideration Paid				39,602
Goodwill				2,396
Kovatch Mobile Equipment [Member] | Order Customer Relationships [Member]
Assets:
Intangible assets, net				8,550
Kovatch Mobile Equipment [Member] | Preliminary Purchase Price Allocation [Member]
Assets:
Cash				9,490
Accounts receivable, net				12,617
Inventories, net				67,899
Deferred income taxes				6,233
Other current assets				1,580
Property, plant and equipment				15,332
Intangible assets, net				10,950
Other long-term assets				39
Total assets acquired				124,140
Liabilities:
Accounts payable				13,834
Accrued warranty				14,357
Customer advances				43,438
Deferred income taxes				5,977
Other current liabilities				8,246
Total liabilities assumed				85,852
Net Assets Acquired				38,288
Consideration Paid				39,602
Goodwill				$ 1,314
Hall-Mark Fire Apparatus Inc [Member]
Assets:
Cash						$ 385
Accounts receivable, net						3,135
Inventories, net						2,718
Prepaids & other assets						3,493
Property, plant and equipment						191
Total assets acquired						12,292
Liabilities:
Accounts payable						891
Other current liabilities						226
Customer deposits						4,845
Debt						3,698
Total liabilities assumed						9,660
Net Assets Acquired						2,632
Consideration Paid						3,000
Goodwill						368
Hall-Mark Fire Apparatus Inc [Member] | Trade Names [Member]
Assets:
Intangible assets, net						870
Hall-Mark Fire Apparatus Inc [Member] | Order Customer Relationships [Member]
Assets:
Intangible assets, net						750
Hall-Mark Fire Apparatus Inc [Member] | Order Backlog [Member]
Assets:
Intangible assets, net						220
Hall-Mark Fire Apparatus Inc [Member] | Non-compete Agreements [Member]
Assets:
Intangible assets, net						$ 530
Ancira [Member]
Assets:
Inventories, net					$ 13,541
Land & land improvements					1,400
Building & improvements					4,849
Machinery & equipment					186
Total assets acquired					19,976
Liabilities:
Consideration Paid					$ 19,976